Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2025
Registrant Name	dei_EntityRegistrantName	Dreyfus Institutional Reserves Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001423799
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Aug. 29, 2025
Prospectus Summary | Dreyfus Institutional Preferred Treasury Obligations Fund | Hamilton Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHLXX
Prospectus Summary | Dreyfus Institutional Preferred Treasury Obligations Fund | Institutional Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNSXX